Accounts receivable, net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 6,858,185	$ 14,474,383
Less: Allowance for doubtful accounts	(3,523,458)	(4,601,637)
Accounts receivable, net	$ 3,334,727	$ 9,872,746